Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

The Company evaluated subsequent events through March 27, 2026, the date the financial statements were issued, and determined that except for the following subsequent events, there have been no additional subsequent events that would require recognition in the financial statements or disclosure in the notes to the financial statements other than the following:

Between December 31, 2025, and March 27, 2026, the Company has received an additional $2,263,500 in advances on the Nextelligence revolving convertible note payable. As of March 27, 2026, the total outstanding principal is $4,689,052 and the accrued interest balance is $120,546 for a total outstanding balance of $4,809,598.

Note 13 – Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued and determined that except for the following subsequent events, there have been no additional subsequent events that would require recognition in the financial statements or disclosure in the notes to the financial statements:

On July 26, 2025, Nextelligence, a related party majority owned by the Company CEO converted its Convertible Note Payable - Related Party principal and accrued interest balance outstanding, an aggregate value of $4,076,051 into 509,507 shares of Class A common stock pursuant to the conversion terms at $8 per share.

In July 2025, the Company issued 337,500 shares of Class A common stock to three third party investors at $8 per share for total proceeds of $2,700,000.

In August 2025, the Company CEO and majority owner converted 12,000 shares of Class B common stock to 12,000 shares of Class A common stock, and subsequently transferred the 12,000 shares of Class A common stock to third parties.

On September 25, 2025, the Company issued 125,000 shares of its Class A common stock to Maxim Partners LLC (“Maxim”) in connection with its affiliate’s engagement as a financial advisor to assist with certain aspects of the Company’s direct listing process. The advisory services provided by Maxim’s affiliate include strategic guidance on listing objectives, structural planning, and investor communication strategy.